Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [line items]
Deductible Duty		$ (51,920,424)	$ (44,270,598)	$ (21,850,672)
Total duties, taxes and other	$ 16,492,010	320,180,839	307,348,122	185,572,075
PEMEX
Disclosure of income taxes [line items]
Expected income tax expense		163,937,963	69,725,125	28,835,256
Tax effect of inflation-net		(23,533,416)	30,058,116	5,694,637
Fiscal updating of pipelines, properties and equipment		0	0	(161,883)
Deductible Duty		(119,437,113)	(90,346,164)	0
Unrecognized deferred tax change		(99,334,219)	(20,941,629)	0
Expected expenses from contracts		0	1,311,975	0
Retirement benefits		7,930,425	1,101,292	(8,206,693)
Non-deductible expenses		16,019,493	3,113,625	2,405,635
Others-net		(16,822,377)	6,498,500	2,395,987
Total duties, taxes and other		$ (71,239,244)	$ 520,840	$ 30,962,939